RELATED PARTIES (Transactions with Related Parties) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Transactions with related parties	$ 57,000		$ 54,000	$ 47,000
Consulting fees, including share-based compensation and reimbursement of expenses [Member]
Related Party Transaction [Line Items]
Transactions with related parties	57,000		54,000	47,000
Key man life insurance premium [Member]
Related Party Transaction [Line Items]
Transactions with related parties
Sigalit Kimchy [Member]
Related Party Transaction [Line Items]
Monthly Salary	3,000
Gross Overtime monthly rate	1,000
Maximum aggregate monthly salary	4,000
Sigalit Kimchy [Member] | ILS [Member]
Related Party Transaction [Line Items]
Monthly Salary | ₪		₪ 11,200
Gross Overtime monthly rate | ₪		2,800
Maximum aggregate monthly salary | ₪		₪ 14,000
Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Transactions with related parties	327,000		446,000	453,000
Non-Executive Directors [Member] | Fees and Reimbursement [Member]
Related Party Transaction [Line Items]
Transactions with related parties	251,000		323,000	340,000
Non-Executive Directors [Member] | Share-Based Compensation [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 76,000		$ 123,000	$ 113,000